Exhibit 99.1

GM Financial Automobile Leasing Trust 2017-2
2.96% Exchange Note
Class A-1 1.25000% Asset Backed Notes
Class A-2A 1.72% Asset Backed Notes
Class A-2B Floating Asset Backed Notes
Class A-3 2.02% Asset Backed Notes
Class A-4 2.18% Asset Backed Notes
Class B 2.43% Asset Backed Notes
Class C 2.84% Asset Backed Notes
Class D 2.95% Asset Backed Notes
Servicer’s Certificate

Beginning of Period:	04/01/19
End of Period:	04/30/19
Number of days in Interest Period (Actual/360):	28
Number of days in Collection Period:	30
Report Due Date:	05/16/19
Distribution Date:	05/20/19
Transaction Month:	23

2017-2				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	53,085	05/01/2017	06/14/2017	$1,362,471,925

Total	53,085			$1,362,471,925

RECONCILIATION OF 2017-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$722,752,024

{2} Reduction in Agg. Securitization Value due to payments				{2}	9,723,134
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,187,458
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	36,259,373
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	47,169,965

{7} End of period Aggregate Securitization Value					{7}	$675,582,059

{8} Pool Factor					{8}	49.585026%

RECONCILIATION OF 2017-2 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,326,000,000

{10} Beginning of period Exchange Note Balance					{10}	$686,280,099

{11} Exchange Note Principal Payment Amount					{11}	47,169,965

{12} End of period Exchange Note Balance					{12}	$639,110,134

{13} Note Pool Factor					{13}	48.198351%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$169,000,000	$260,000,000	$220,000,000	$350,000,000	$99,150,000

{15} Beginning of period Note Balance	{15}	$0	$0	$0	$325,286,292	$99,150,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	0	0	33,545,246	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$0	$0	$291,741,046	$99,150,000

{21} Note Pool Factor	{21}	0.000000%	0.000000%	0.000000%	83.354585%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$59,260,000	$55,130,000	$37,460,000		$1,250,000,000

{23} Beginning of period Note Balance	{23}	$59,260,000	$55,130,000	$37,460,000		$576,286,292

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		33,545,246
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$59,260,000	$55,130,000	$37,460,000		$542,741,046

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		43.419284%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$722,752,024

{31} Ending Designated Pool Balance	{31}	675,582,059
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	675,582,059

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$47,169,965

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$686,280,099	$0	2.96%	30	30/360	$1,692,825

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2017-2 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$13,107,416
{37} Net Liquidation Proceeds collected during period	{37}	42,089,436
{38} Investment Earnings	{38}	100,363
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(100,363)
{40} Deposit from Servicer	{40}	0

{41} Total Additions:	{41}	55,196,852

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	602,293
{43} To the 2017-2 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	1,692,825
{44} To the 2017-2 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	47,169,965
{45} To the 2017-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46} To the 2017-2 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	5,731,769

{47} Total Distributions:	{47}	$55,196,852

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$722,752,024
{49} Ending Agg. Securitization Value	{49}	675,582,059
{50} Principal Distributable Amount {48} - {49}	{50}	47,169,965

{51} Noteholders’ Principal Carryover Amount	{51}	0

{52} Principal Distributable Amount + Noteholders’ Principal Carryover Amount	{52}	47,169,965

{53} Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance	{53}	33,545,246

{54} Noteholders’ Principal Distributable Amount Lessor of {52} and {53}	{54}	$33,545,246

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	1.25000%	28	Actual/360	$0
{56}	Class A-2A	$0	0	1.72%	30	30/360	0
{57}	Class A-2B	$0	0	2.78738%	28	Actual/360	0
{58}	Class A-3	$325,286,292	0	2.02%	30	30/360	547,566
{59}	Class A-4	$99,150,000	0	2.18%	30	30/360	180,123
{60}	Class B	$59,260,000	0	2.43%	30	30/360	120,002
{61}	Class C	$55,130,000	0	2.84%	30	30/360	130,475
{62}	Class D	$37,460,000	0	2.95%	30	30/360	92,090

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2017-2 Exchange Note Collections	{63}	$54,594,559
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	100,363
{66} Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	12,794
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Available Funds:	{69}	54,707,716

{70} Reserve Account Withdrawal Amount	{70}	0

{71} Total Distributable Funds:	{71}	54,707,716

Distributions:
{72} To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	0
{78} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	0
{79} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	547,566
{80} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	180,123
{81} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82} Class B Noteholders’ Interest Distributable Amount	{82}	120,002
{83} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84} Class C Noteholders’ Interest Distributable Amount	{84}	130,475
{85} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86} Class D Noteholders’ Interest Distributable Amount	{86}	92,090
{87} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88} Noteholders’ Principal Distributable Amount	{88}	33,545,246
{89} To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	0
{91} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95} To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	20,091,589

{96} Total Distributions:	{96}	$54,707,716

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
	Class	Cumulative Note Balance	Aggregate Securitization Value	Excess of (X) - (Y)	Total Available Funds in Indenture Collection Account			Lesser of (I) or (II)
{97}	Class A	$424,436,292	$675,582,059	$0	$		53,979,402	$0
{98}	Class B	483,696,292	675,582,059	0			53,859,400	0
{99}	Class C	538,826,292	675,582,059	0			53,728,925	0
{100}	Class D	576,286,292	675,582,059	0			53,636,835	0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{101} Excess Total Available Funds							{101}	$20,091,589

	{102} Beginning Note Balance					{102}	576,286,292
	{103} Principal payments through Indenture Section 8.3 (i) through (xv)					{103}	33,545,246
	{104} Pro-Forma Note Balance						{104}	542,741,046

	{105} Ending Aggregate Securitization Value					{105}	675,582,059
	{106} 10.75% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,9.75% Thereafter ($132,841,013)					{106}	132,841,013
	{107} Required Pro Forma Note Balance {105} - {106}						{107}	542,741,046

	{108} Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}							{108}	0

	{109} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{109}	$0

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{110} Ending Aggregate Securitization Value							{110}	$675,582,059
	{111} End of Period Note Balance							{111}	639,110,134
	{112} Overcollateralization							{112}	36,471,925
	{113} Overcollateralization %								{113}	5.40%

	Asset Backed Notes:
	{114} Ending Aggregate Securitization Value							{114}	675,582,059
	{115} End of Period Note Balance							{115}	542,741,046
	{116} Overcollateralization							{116}	132,841,013
	{117} Overcollateralization %								{117}	19.66%

	RECONCILIATION OF 2017-2 CASH RESERVE ACCOUNT
	{118} Specified Reserve Balance								{118}	$6,812,360

	{119} Beginning of Period Reserve Account balance								{119}	$6,812,360
	{120} Investment Earnings							{120}	12,794
	{121} From the Indenture Collection Account, the Reserve Account Required Amount							{121}	0
	{122} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{122}	0
	{123} Total Reserve balance available:								{123}	6,825,154

	{124} Specified Reserve Balance								{124}	6,812,360

	{125} Release Excess Cash to Indenture Collection Available Funds								{125}	12,794

	{126} End of period Reserve Account balance								{126}	$6,812,360

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER
									Dollars	Percentage
	{127} Receivables with Scheduled Payment delinquent 61 days or more							{127}	$2,774,871	0.41%
	{128} Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10%)							{128}		Yes

By:	/s/Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	May 15, 2019

GM Financial

GMALT 2017-2

Supplemental Monthly Data

April 30, 2019

	Aggregate Securitization Value	Residual Value
Beginning of Period	$722,752,024	$629,519,506
Change	(47,169,965)	(36,209,641)
End of Period	$675,582,059	$593,309,865

Residual Value as % of Agg. Securitization Value		87.82%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	33,113	664,376,200	98.34%
31 - 60 days	395	8,430,988	1.25%
61 - 90 days	106	2,146,530	0.32%
91 - 120 days	28	628,341	0.09%

Total	33,642	675,582,059	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	199	4,702,600	3,593	95,470,368
Standard terminations	154	3,280,875	765	15,959,793

Total retained by lessee	353	7,983,475	4,358	111,430,161
Returned Vehicles
Early terminations	831	15,317,912	7,951	143,808,562
Standard terminations	668	12,957,986	5,195	93,970,649

Total returned to dealer	1,499	28,275,898	13,146	237,779,211
Charged off leases / Repossessed vehicles	63	1,187,458	1,938	41,980,815
Repurchases	0	0	1	21,071
Other	0	0	0	0

Total terminations	1,915	37,446,831	19,443	391,211,258

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,187,458	41,980,815
less: Sales proceeds	1,461,837	38,893,216
less: Excess wear and excess mileage received	2,165	5,005
less: Other amounts received	16,101	1,257,232

Net Credit (Gain) Loss	(292,645)	1,825,362

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	27,764,205	235,503,054
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	31,223,596	254,591,199
less: Excess wear and excess mileage received	105,320	456,309
less: Other recovery amounts	20,918	740,964

Residual (Gain) Loss	(3,585,629)	(20,285,418)

	Current Period	Prev. Month
Prepay Speed	0.8205%	0.8134%

Return Rate based on Scheduled to Terminate(2)	88.3324%	91.1136%

Return Rate based on Terminated Leases(3)	78.2768%	81.4070%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.